Cash and Cash Equivalents: (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	December 31,	December 31,
	2019	2018
Bank deposits	$31,499,893	$47,588,968
Short term investments	30,322,244	100,057,385
Total	$61,822,137	$147,646,353